Cash and cash equivalents (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash equivalents	R$ 3,386
Total	10,501	R$ 14,986	R$ 14,187	R$ 12,466
Companies In Brazil [Member]
IfrsStatementLineItems [Line Items]
Cash	2,403	1,780
Cash equivalents	1,730	3,797
Companies Outside Brazil [Member]
IfrsStatementLineItems [Line Items]
Cash	4,712	4,191
Cash equivalents	R$ 1,656	R$ 5,218